Incentive Stock Plan - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2016	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 12, 2019	Oct. 17, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 2,481,000	$ 5,298,000	$ 6,003,000	$ 5,298,000	$ 25,333,000	$ 53,000	$ 473,000
Intrinsic value of options exercised							$ 2,500,000	1,100,000	800,000
2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	5,467,862
2019 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)											5,293,497
Class B Incentive Award Plan | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)										550,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum exercise period							10 years
Dividend yield							0.00%
Total stock-based compensation expense							$ 0	$ 100,000	$ 500,000
Stock Options | 2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum fair market value of option, percent	110.00%
Option ownership percentage	10.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate							1.61%
Expected volatility							62.50%
Weighted average grant date fair value (in dollars per share)							$ 13.32	$ 6.91	$ 6.15
Unrecognized stock-based compensation expense							$ 17,400,000
Recognition period							3 years
Grants in period (in shares)							1,742,551
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 5,300,000
Chief Executive Officer | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)		434,436
Chief Executive Officer | Restricted Stock Awards | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net issuance (in shares)		242,155